Leases - Supplemental Balance Sheet Location (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Operating lease right-of-use assets
Long-term	$ 311	$ 372
Total operating lease right-of-use assets	311	372
Operating lease liabilities
Current	(91)	(95)
Long-term	(253)	(304)
Total operating lease liabilities	(344)	(399)
Finance Leases
Property and equipment, gross	29	19
Accumulated depreciation	(12)	(7)
Property and equipment, net	17	12
Current portion of long-term debt	(6)	(4)
Long-term debt	(11)	(8)
Total finance lease liabilities	$ (17)	$ (12)
Weighted average remaining lease term (years)
Operating leases	6 years 10 months 24 days	7 years 4 months 24 days
Finance leases	4 years 3 months 18 days	4 years 9 months 18 days
Weighted average discount rate (%)
Operating leases	2.45%	2.42%
Finance leases (percent)	2.23%	2.89%